Schedule of investments
Macquarie Mid Cap Income Opportunities Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.12%♦
Consumer Discretionary — 20.29%
Darden Restaurants	185,224	$ 34,579,469
Garmin	144,300	29,763,318
Levi Strauss & Co. Class A	1,795,364	31,059,797
Service Corp. International	362,583	28,941,375
Tractor Supply	563,405	29,894,269
Travel + Leisure	596,205	30,078,542
Vail Resorts	164,069	30,754,734
		215,071,504
Consumer Staples — 2.75%
McCormick & Co.	382,139	29,134,277
		29,134,277
Financials — 8.66%
Ares Management Class A	176,586	31,261,019
Arthur J Gallagher & Co.	107,566	30,532,609
First American Financial	480,879	30,026,085
		91,819,713
Healthcare — 8.66%
Cardinal Health	260,884	30,854,751
Quest Diagnostics	199,183	30,048,747
Royalty Pharma Class A	1,211,442	30,903,886
		91,807,384
Industrials — 27.94%
Broadridge Financial Solutions	132,489	29,954,438
Fastenal	400,292	28,784,998
L3Harris Technologies	139,306	29,293,266
nVent Electric	431,257	29,394,477
Paychex	217,703	30,526,315
Robert Half	418,630	29,496,670
Rollins	633,333	29,354,984
Snap-on	88,337	29,988,645
Stanley Black & Decker	377,916	30,342,875
Watsco	61,247	29,024,341
		296,161,009
Information Technology — 11.08%
Microchip Technology	532,273	30,525,857
NetApp	252,508	29,311,129
Seagate Technology Holdings	326,221	28,156,134
TE Connectivity	206,395	29,508,293
		117,501,413
Materials — 13.91%
AptarGroup	81,251	12,764,532
Avery Dennison	158,944	29,743,191
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Materials (continued)
Packaging Corp. of America	130,860	$ 29,460,512
PPG Industries	142,326	17,000,841
RPM International	236,238	29,071,448
Sonoco Products	603,080	29,460,458
		147,500,982
Real Estate — 5.83%
Extra Space Storage	202,369	30,274,403
Kilroy Realty	777,969	31,468,846
		61,743,249
Total Common Stocks (cost $745,277,146)		1,050,739,531

Short-Term Investments — 1.30%
Money Market Mutual Funds — 1.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	3,440,848	3,440,848
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	3,440,848	3,440,848
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	3,440,847	3,440,847
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	3,440,847	3,440,847
Total Short-Term Investments (cost $13,763,390)		13,763,390

Total Value of Securities—100.42% (cost $759,040,536)		1,064,502,921
Liabilities Net of Receivables and Other Assets—(0.42%)		(4,409,104)
Net Assets Applicable to 58,567,956 Shares Outstanding—100.00%		$1,060,093,817
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
NQ- IV012 [1224] 0225 (4220518)    1